Stock Option Plan (Schedule Of Restricted Stock Award Activity) (Details) (USD $)	3 Months Ended	12 Months Ended
	Sep. 30, 2011	Jun. 30, 2011 Restricted Stock Awards [Member]	Jun. 30, 2010 Restricted Stock Awards [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Nonvested, Beginning Balance, Shares	444,151	187,850
Granted, Shares	309,227	451,143	225,946
Vested, Shares	(61,150)	(154,224)	(16,007)
Forfeited or canceled, Shares	(4,315)	(40,618)	(22,089)
Nonvested, Ending Balance, Shares	687,913	444,151	187,850
Nonvested, Beginning Balance, Weighted-Average Fair Value	$ 23.62	$ 18.46
Granted, Weighted-Average Fair Value	$ 26.78	$ 25.19	$ 18.29
Vested, Weighted-Average Fair Value	$ 22.02	$ 22.08	$ 17.46
Forfeited or canceled, Weighted-Average Fair Value	$ 23.44	$ 23.03	$ 17.46
Nonvested, Ending Balance, Weighted-Average Fair Value	$ 25.19	$ 23.62	$ 18.46